Equity (Details) - Schedule of grants of options to employees and other service $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	15,614,800
Number of options outstanding	9,243,300
Number of options exercisable	4,490,800
July 2014 [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	3,070,000	[1]
exercise price per option (in Dollars per share) | $ / shares	$ 0.537	[1],[2]
Fair value on grant date (in Dollars) | $	$ 554	[1]
Number of options outstanding	880,000	[1]
Number of options exercisable	880,000	[1]
Expiration date	July 17, 2020	[1]
December 2015 [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	664,800	[3]
exercise price per option (in Dollars per share) | $ / shares	$ 2.05	[3]
Fair value on grant date (in Dollars) | $	$ 491	[3]
Number of options outstanding	170,800	[3]
Number of options exercisable	170,800	[3]
Expiration date	December 29, 2021	[3]
October 2017 [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	7,630,000	[3]
exercise price per option (in Dollars per share) | $ / shares	$ 0.162	[3]
Fair value on grant date (in Dollars) | $	$ 942	[3]
Number of options outstanding	4,380,000	[3]
Number of options exercisable	2,190,000	[3]
Expiration date	October 17, 2023	[3]
January 2019 [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	3,000,000	[4],[5]
exercise price per option (in Dollars per share) | $ / shares	$ 0.59	[4]
Fair value on grant date (in Dollars) | $	$ 947	[4]
Number of options outstanding	2,562,500	[4]
Number of options exercisable	1,250,000	[4]
Expiration date	January 9, 2025	[4]
July 2019 [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	1,250,000	[4],[5]
exercise price per option (in Dollars per share) | $ / shares	$ 0.59	[4]
Fair value on grant date (in Dollars) | $	$ 325	[4]
Number of options outstanding	1,250,000	[4]
Number of options exercisable		[4]
Expiration date	July 25, 2025	[4]

[1]	Each 100 options are exercisable into 1 ordinary share.
[2]	Linked to the CPI as set out in the option allotment plan.
[3]	Each 10 options are exercisable into 1 ordinary share.
[4]	Each 1 option is exercisable into 1 ordinary share.
[5]	Granted to related parties.